FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

August 1, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus for the Absolute Strategies Fund, dated August 1, 2014, does not differ from the Prospectus contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on July 29, 2014 (accession number 0001435109-14-000483).

The Prospectus and Statement of Additional Information (“SAI”) for the Absolute Opportunities Fund and the SAI for the Absolute Strategies Fund were filed under Rule 497(c) on August 1, 2014 (accession number 0001435109-14-000514)

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett
Vice President and Secretary to the Registrant